UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  12/31/04



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  02/08/05

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   41

                                        -------


Form 13F Information Table Value Total:  $124,149
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105    27606   336373 SH       SOLE                   336373
ADOBE SYSTEMS                  COM              00724F101     3201    51027 SH       SOLE                    51027
AMERICAN EXPRESS CO COM        COM              025816109     2853    50604 SH       SOLE                    50604
AMGEN INC COM                  COM              031162100     2411    37590 SH       SOLE                    37590
APPLE COMPUTER                 COM              037833100     3515    54585 SH       SOLE                    54585
ATS MED INC COM                COM              002083103      233    50000 SH       SOLE                    50000
AUTODESK INC                   COM              052769106     3106    81852 SH       SOLE                    81852
CBL & ASSOC PPTYS INC          COM              124830100      351     4600 SH       SOLE                     4600
CISCO SYS INC COM              COM              17275R102     6860   355060 SH       SOLE                   355060
CITIGROUP INC COM              COM              172967101     4579    95040 SH       SOLE                    95040
DELL COMPUTER CORP COM         COM              247025109     1935    45925 SH       SOLE                    45925
DNA PRINT GENOMICS INC         COM              23324q103        0    30000 SH       SOLE                    30000
EBAY INC COM                   COM              278642103     2872    24690 SH       SOLE                    24690
EXXON MOBIL CORP.              COM              30231G102      757    14760 SH       SOLE                    14760
FUEL CELL ENERGY INC.          COM              35952H106      210    21225 SH       SOLE                    21225
GENENTECH INC                  COM              368710406     2409    44245 SH       SOLE                    44245
GENERAL ELEC CO COM            COM              369604103     3945   108072 SH       SOLE                   108072
GOLDMAN SACHS GROUP INC        COM              38141G104     2989    28726 SH       SOLE                    28726
GREY GLOBAL GROUP INC          COM              397838103      220      200 SH       SOLE                      200
HOME DEPOT INC COM             COM              437076102     1380    32281 SH       SOLE                    32281
INTEL CORP COM                 COM              458140100     3718   158959 SH       SOLE                   158959
JOHNSON & JOHNSON COM          COM              478160104     3422    53950 SH       SOLE                    53950
JUNIPER NETWORKS INC.          COM              48203r104     1559    57325 SH       SOLE                    57325
KEYCORP NEW COM                COM              493267108      407    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     3060    61611 SH       SOLE                    61611
MICROSOFT CORP COM             COM              594918104     6564   245670 SH       SOLE                   245670
NETWORK APPLIANCE              COM              64120L104     1913    57585 SH       SOLE                    57585
PNC BANK CORP.                 COM              693475105      574    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     4227    76739 SH       SOLE                    76739
QUALCOMM INC COM               COM              747525103     3447    81307 SH       SOLE                    81307
RESEARCH IN MOTION LTD         COM              760975102     2890    35070 SH       SOLE                    35070
SLM                            COM              90390U102     2833    53059 SH       SOLE                    53059
ST JUDE MED INC COM            COM              790849103     2345    55922 SH       SOLE                    55922
SYMANTEC CORP COM              COM              871503108     2746   106580 SH       SOLE                   106580
TARGET CORP.                   COM              87612E106     1249    24050 SH       SOLE                    24050
TEXAS INSTRUMENTS              COM              882508104     1523    61879 SH       SOLE                    61879
U STORE IT TRUST REIT          COM              91274f104     1035    59650 SH       SOLE                    59650
UMPQUA HOLDINGS CORP           COM              umpq           252    10005 SH       SOLE                    10005
VERIZON COMMUNICAITONS         COM              92343v104     3077    75949 SH       SOLE                    75949
WAL MART STORES INC COM        COM              931142103     2886    54647 SH       SOLE                    54647
ZIMMER HLDGS INC COM           COM              98956P102     2989    37310 SH       SOLE                    37310